Average Annual Total Returns - Investor A, C and Institutional - BlackRock CoreAlpha Bond Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Investor A Shares
Average Annual Return:
1 Year	4.26%
5 Years	3.73%
10 Years	3.43%
Investor C Shares
Average Annual Return:
1 Year	6.80%
5 Years	3.83%
10 Years	3.14%
Institutional Shares
Average Annual Return:
1 Year	8.88%
5 Years	4.91%
10 Years	4.18%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.40%
5 Years	3.34%
10 Years	2.87%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.44%
5 Years	3.12%
10 Years	2.68%